SEGMENT REPORTING	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 19 – SEGMENT REPORTING

The operating segments are managed separately because each segment represents a distinct use of company resources and a separate contribution to the Company’s cash flows. The Company’s reportable operating segments include the Palmarejo, San Bartolomé, Martha, Rochester, Kensington and Endeavor mining properties and the La Preciosa exploration property. All operating segments are engaged in the discovery and/or mining of gold and silver and generate the majority of their revenues from the sale of these precious metal concentrates and/or refined precious metals. Through September 2012, the Martha mine sold precious metal concentrates, typically under long-term contracts, to trading partners located in the United States and Switzerland. The Company ceased active mining operations at the Martha mine in September of 2012.

The Kensington mine sells precious metals and concentrates, typically under long-term contracts to smelters in China, Japan, and Germany. Refined gold and silver produced by the Rochester, Palmarejo, and San Bartolomé mines are principally sold on a spot basis to precious metals trading banks such as International Commodities, Mitsui, Mitsubishi, Standard Bank, TD Securities, Valcambi and Auramet. Concentrates produced at the Endeavor mine are sold to Nyrstar (formerly Zinifex), an Australian smelter. The Company’s exploration programs, other than the La Preciosa project, are reported in its other segment. The other segment also includes the corporate headquarters, elimination of intersegment transactions and other items necessary to reconcile to consolidated amounts. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies above. The Company evaluates performance and allocates resources based on profit or loss before interest, income taxes, depreciation and amortization, unusual and infrequent items and extraordinary items.

Financial information relating to the Company’s segments is as follows (in thousands):

Three months ended June 30, 2013	Palmarejo Mine	San Bartolomé Mine	Kensington Mine	Rochester Mine	Martha Mine	Endeavor Mine	La Preciosa	Other	Total
Sales of metals	$86,217	$49,236	$30,851	$34,903	$(161)	$3,479	$—	$—	$204,525
Productions costs applicable to sales	(55,218)	(32,815)	(30,154)	(23,054)	—	(1,683)	—	—	(142,924)
Depreciation and depletion	(35,557)	(4,941)	(13,261)	(2,324)	(113)	(1,220)	(2)	(235)	(57,653)

Gross profit	(4,558)	11,480	(12,564)	9,525	(274)	576	(2)	(235)	3,948
Exploration expense	3,189	27	563	512	603	—	690	1,190	6,774
Loss on impairment	—	—	—	—	86	—	—	—	86
Other operating expenses	—	—	134	34,177	861	—	—	12,873	48,045

OPERATING INCOME	(7,747)	11,453	(13,261)	(25,164)	(1,824)	576	(692)	(14,298)	(50,957)
Interest and other income, net	(428)	683	150	—	(177)	—	(11)	(16,990)	(16,773)
Interest expense, net	(4,190)	(14)	(95)	(5)	(1)	—	—	(6,625)	(10,930)
Fair value adjustments, net	61,066	—	6,350	—	—	—	—	(662)	66,754
Income tax expense	(17,282)	(4,506)	—	—	(117)	85	—	(1,314)	(23,134)

Net income	$31,419	$7,616	$(6,856)	$(25,169)	$(2,119)	$661	$(703)	$(39,889)	$(35,040)

Segment assets (A)	$1,860,240	$286,325	$485,215	$122,917	$6,757	$30,226	$409,458	$103,464	$3,304,602
Capital expenditures (B)	$9,166	$3,159	$7,406	$6,596	$10	$—	$735	$129	$27,201

A.	Segment assets consist of receivables, prepaids, inventories, property, plant and equipment, and mining properties
B.	Balance represents cash flow amounts

Three months ended June 30, 2012	Palmarejo Mine	San Bartolomé Mine	Kensington Mine	Rochester Mine	Martha Mine	Endeavor Mine	Other	Total
Sales of metals	$136,365	$53,383	$21,124	$34,153	$4,149	$5,232	$—	$254,406
Productions costs applicable to sales	(62,538)	(22,773)	(16,106)	(20,751)	(7,102)	(2,553)	—	(131,823)
Depreciation and depletion	(42,748)	(4,070)	(9,719)	(2,060)	(704)	(1,592)	(131)	(61,024)

Gross profit	31,079	26,540	(4,701)	11,342	(3,657)	1,087	(131)	61,559
Exploration expense	1,624	(70)	274	1,135	2,763	—	579	6,305
Loss on impairment	—	—	—	—	4,813	—	—
Other operating expenses	—	25	16	692	81	—	8,053	8,867

OPERATING INCOME	29,455	26,585	(4,991)	9,515	(11,314)	1,087	(8,763)	41,574
Interest and other income, net	(4,720)	631	—	239	(494)	—	1,123	(3,221)
Interest expense	(5,672)	(36)	(901)	(7)	(1)	—	(940)	(7,557)
Fair value adjustments, net	14,105	—	2,187	—	—	—	(253)	16,039
Income tax benefit (expense)	(11,967)	(10,889)	—	—	(28)	—	(978)	(23,862)

Net income	$21,201	$16,291	$(3,705)	$9,747	$(11,837)	$1,087	$(9,811)	$22,973

Segment assets (A)	$1,954,084	$289,428	$518,611	$94,677	$13,070	$33,228	$16,654	$2,919,752
Capital expenditures (B)	$11,174	$7,800	$9,324	$2,946	$529	$—	$465	$32,238

A.	Segment assets consist of receivables, prepaids, inventories, property, plant and equipment, and mining properties
B.	Balance represents cash flow amounts

Six months ended June 30, 2013	Palmarejo Mine	San Bartolomé Mine	Kensington Mine	Rochester Mine	Martha Mine	Endeavor Mine	La Preciosa	Other	Total
Sales of metals	$143,643	$82,377	$70,126	$74,377	$(662)	$6,461		$—	$376,322
Productions costs applicable to sales	(81,937)	(48,494)	(53,718)	(44,557)	—	(3,003)	—	1	(231,708)
Depreciation and depletion	(64,507)	(9,696)	(26,647)	(4,505)	(229)	(2,044)	(2)	(459)	(108,089)

Gross profit	(2,801)	24,187	(10,239)	25,315	(891)	1,414	(2)	(458)	36,525
Exploration expense	5,170	79	1,235	996	1,587	—	690	3,858	13,615
Loss on impairment	—	—	—	—	205	—	—	—	205
Other operating expenses	—	3,722	210	34,321	1,906	—	—	22,598	62,757

OPERATING INCOME	(7,971)	20,386	(11,684)	(10,002)	(4,589)	1,414	(692)	(26,914)	(40,052)
Interest and other income, net	1,514	1,288	281	57	746	—	(11)	(16,827)	(12,952)
Interest expense, net	(7,928)	(46)	(354)	(11)	—	—	—	(12,323)	(20,662)
Fair value adjustments, net	75,494	—	10,577	—	—	—	—	(1,521)	84,550
Income tax expense	(20,816)	(8,834)	(1)	—	(44)	84	—	(4,043)	(33,654)

Net income	$40,293	$12,794	$(1,181)	$(9,956)	$(3,887)	$1,498	$(703)	$(61,628)	$(22,770)

Segment assets (A)	$1,860,240	$286,325	$485,215	$122,917	$6,757	$30,226	$409,458	$103,464	$3,304,602
Capital expenditures (B)	$14,480	$3,616	$10,736	$9,894	$10	$—	$735	$557	$40,028

A.	Segment assets consist of receivables, prepaids, inventories, property, plant and equipment, and mining properties
B.	Balance represents cash flow amounts

Six months ended June 30, 2012	Palmarejo Mine	San Bartolomé Mine	Kensington Mine	Rochester Mine	Martha Mine	Endeavor Mine	Other	Total
Sales of metals	$260,087	$94,759	$31,500	$52,911	$7,767	$11,946	$—	$458,970
Productions costs applicable to sales	(108,397)	(36,381)	(33,197)	(30,317)	(10,795)	(5,290)	—	(224,377)
Depreciation and depletion	(80,517)	(8,289)	(16,324)	(3,702)	(1,300)	(3,236)	(248)	(113,616)

Gross profit	71,173	50,089	(18,021)	18,892	(4,328)	3,420	(248)	120,977
Exploration expense	2,945	—	496	1,844	6,174	—	1,413	12,872
Loss on impairment	—	—	—	—	4,813	—	—	4,813
Other operating expenses	—	30	35	2,033	279	—	15,154	17,531

OPERATING INCOME	68,228	50,059	(18,552)	15,015	(15,594)	3,420	(16,815)	85,761
Interest and other income, net	(139)	726	—	288	(570)	—	1,481	1,786
Interest expense, net	(10,481)	(36)	(1,793)	(15)	(1)	—	(1,901)	(14,227)
Fair value adjustments, net	(11,505)	—	1,636	—	—	—	2,795	(7,074)
Income tax expense	(15,511)	(18,578)	—	—	(239)	—	(4,970)	(39,298)

Net income	$30,592	$32,171	$(18,709)	$15,288	$(16,404)	$3,420	$(19,410)	$26,948

Segment assets (A)	$1,954,084	$289,428	$518,611	$94,677	$13,070	$33,228	$16,654	$2,919,752
Capital expenditures (B)	$18,344	$18,007	$20,202	$5,585	$1,188	$—	$559	$63,885

A.	Segment assets consist of receivables, prepaids, inventories, property, plant and equipment, and mining properties
B.	Balance represents cash flow amounts

	June 30, 2013	December 31, 2012
Assets
Total assets for reportable segments	$3,304,602	$2,974,056
Cash and cash equivalents	249,531	125,440
Short term investments	—	999
Other assets	112,583	120,906

Total consolidated assets	$3,666,716	$3,221,401

Geographic Information

	June 30, 2013	December 31, 2012
Long Lived Assets:
United States	$503,105	$514,687
Australia	27,364	29,408
Argentina	94,964	95,134
Bolivia	235,781	240,905
Mexico	2,156,808	1,795,677

Total	$3,018,022	$2,675,811

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Revenues:
United States	$65,754	$55,277	$144,502	$84,411
Mexico	86,217	136,365	143,643	260,087
Bolivia	49,236	53,383	82,377	94,759
Australia	3,479	5,232	6,462	11,946
Argentina	(161)	4,149	(662)	7,767

Total	$204,525	$254,406	$376,322	$458,970

NOTE 22 – SEGMENT REPORTING

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision-making group is comprised of the Chief Executive Officer, Chief Financial Officer, and the Chief Operating Officer.

The operating segments are managed separately because each segment represents a distinct use of company resources and a separate contribution to the Company’s cash flows. The Company’s reportable operating segments include the Palmarejo, San Bartolomé, Martha, Rochester, Kensington and Endeavor mining properties. All operating segments are engaged in the discovery and/or mining of gold and silver and generate the majority of their revenues from the sale of these precious metal concentrates and/or refined precious metals. Through September 2012, the Martha mine sold precious metal concentrates, typically under long-term contracts, to trading partners located in the United States and Switzerland. The Company ceased active mining in September of 2012. The Kensington mine sells precious metals and concentrates, typically under long-term contracts to smelters in China and Germany. Refined gold and silver produced by the Rochester, Palmarejo, and San Bartolomé mines are principally sold on a spot basis to precious metals trading banks such as International Commodities, Mitsui, Mitsubishi, Standard Bank, TD Securities, Valcambi and Auramet. Concentrates produced at the Endeavor mine are sold to Nyrstar (formerly Zinifex), an Australian smelter. The Other segment includes the Joaquin project, corporate headquarters, elimination of intersegment transactions and other items necessary to reconcile to consolidated amounts. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies above. The Company evaluates performance and allocates resources based on profit or loss before interest, income taxes, depreciation and amortization, unusual and infrequent items and extraordinary items.

Revenues from silver sales were $549.7 million, $662.6 million and $356.9 million in 2012, 2011, and 2010, respectively. Revenues from gold sales were $345.8 million, $358.6 million and $158.5 million in 2012, 2011, and 2010, respectively.

Financial information relating to the Company’s segments is as follows (in thousands):

Year ended December 31, 2012	Palmarejo Mine	San Bartolomé Mine	Kensington Mine	Rochester Mine	Martha Mine	Endeavor Mine	Other	Total
Sales of metals	$442,098	$178,005	$110,987	$132,392	$13,162	$18,848	$—	$895,492
Productions costs applicable to sales	(197,478)	(71,428)	(87,089)	(74,256)	(17,682)	(8,824)	—	(456,757)
Depreciation and depletion	(146,595)	(16,709)	(41,645)	(8,065)	(692)	(4,591)	(560)	(218,857)

Gross profit (loss)	98,025	89,868	(17,747)	50,071	(5,212)	5,433	(560)	219,878
Exploration expense	7,575	159	3,283	3,591	8,648	—	3,014	26,270
Loss on impairment	—	—	—	—	5,825	—	—	5,825
Other operating expenses	11	80	74	1,401	2,108	—	30,564	34,238

OPERATING INCOME (LOSS)	90,439	89,629	(21,104)	45,079	(21,793)	5,433	(34,138)	153,545
Interest and other income, net	4,017	9,719	(77)	358	(1,153)	—	1,572	14,436
Interest expense, net	(18,938)	(72)	(2,972)	(26)	(3)	—	(4,158)	(26,169)
Loss on debt extinguishment	—	—	(1,036)	—	—	—	—	(1,036)
Fair value adjustments, net	(31,054)	—	4,089	—	—	—	3,478	(23,487)
Income tax expense	(18,066)	(44,632)	—	—	976	409	(7,299)	(68,612)

Net income (loss)	$26,398	$54,644	$(21,100)	$45,411	$(21,973)	$5,842	$(40,545)	$48,677

Segment assets (A)	$1,905,269	$302,922	$508,658	$104,373	$9,813	$31,479	$111,542	$2,974,056
Capital expenditures (B)	$38,456	$25,672	$36,994	$11,794	$1,193	$—	$1,532	$115,641

Year ended December 31, 2011	Palmarejo Mine	San Bartolomé Mine	Kensington Mine	Rochester Mine	Martha Mine	Endeavor Mine	Other	Total
Sales of metals	$513,097	$267,502	$151,186	$57,331	$13,347	$18,737	$—	$1,021,200
Productions costs applicable to sales	(186,201)	(79,679)	(101,672)	(28,257)	(15,513)	(8,634)	—	(419,956)
Depreciation and depletion	(159,264)	(22,410)	(35,839)	(2,824)	(556)	(3,148)	(459)	(224,500)

Gross profit (loss)	167,632	165,413	13,675	26,250	(2,722)	6,955	(459)	376,744
Exploration expense	6,863	248	1,102	1,989	6,367	—	2,559	19,128
Other operating expenses	949	342	317	19,931	156	(1)	29,126	50,820

OPERATING INCOME (LOSS)	159,820	164,823	12,256	4,330	(9,245)	6,956	(32,144)	306,796
Interest and other income, net	(9,099)	156	4	57	(544)	—	2,816	(6,610)
Interest expense, net	(23,453)	(45)	(4,889)	(21)	(458)	—	(5,908)	(34,774)
Loss on debt extinguishment	—	—	—	—	—	—	(5,526)	(5,526)
Fair value adjustments, net	(40,046)	—	(8,438)	—	—	—	(3,566)	(52,050)
Income tax expense	(28,023)	(59,867)	(31)	—	(1,219)	—	(25,197)	(114,337)

Net income (loss)	$59,199	$105,067	$(1,098)	$4,366	$(11,466)	$6,956	$(69,525)	$93,499

Segment assets (A)	$2,029,769	$276,423	$507,891	$76,852	$19,717	$35,686	$16,792	$2,963,130
Capital expenditures (B)	$36,976	$17,731	$34,013	$27,217	$3,426	$—	$625	$119,988

(A)	Segment assets consist of receivables, prepaids, inventories, property, plant and equipment, and mining properties
(B)	Balance represents cash flow amounts

Year ended December 31, 2010	Palmarejo Mine	San Bartolomé Mine	Kensington Mine	Rochester Mine	Martha Mine	Endeavor Mine	Other	Total
Sales of metals	$230,024	$142,989	$23,628	$54,323	$53,875	$10,618	$—	$515,457
Productions costs applicable to sales	(127,658)	(60,023)	(14,043)	(24,760)	(27,040)	(4,112)	—	(257,636)
Depreciation and depletion	(91,505)	(19,650)	(17,487)	(1,890)	(8,525)	(1,989)	(573)	(141,619)

Gross profit (loss)	10,861	63,316	(7,902)	27,673	18,310	4,517	(573)	116,202
Exploration expense	4,658	9	659	190	5,791	—	2,942	14,249
Other operating expenses	352	—	170	1,544	—	—	24,987	27,053

OPERATING INCOME (LOSS)	5,851	63,307	(8,731)	25,939	12,519	4,517	(28,502)	74,900
Interest and other income, net	914	(373)	(26)	681	(3,974)	—	3,549	771
Interest expense, net	(21,567)	(325)	(1,591)	—	(90)	—	(7,369)	(30,942)
Loss on debt extinguishment	—	—	—	—	—	—	(20,300)	(20,300)
Fair value adjustments, net	(98,707)	—	(13,783)	—	—	—	(4,604)	(117,094)
Income tax expense	16,901	(21,655)	(8)	—	(8,523)	—	22,766	9,481

Income (loss) from continuing operations	(96,608)	40,954	(24,139)	26,620	(68)	4,517	(34,460)	$(83,184)
Loss from discontinued operations	—	—	—	—	—	—	(6,029)	$(6,029)
Loss on sale of net assets of discontinued operations	—	—	—	—	—	—	(2,095)	$(2,095)

Net income (loss)	$(96,608)	$40,954	$(24,139)	$26,620	$(68)	$4,517	$(42,584)	$(91,308)

Segment assets (A)	$2,119,367	$260,653	$512,401	$29,734	$21,290	$39,530	$17,414	$3,000,389
Capital expenditures (B)	$54,226	$6,159	$92,730	$2,349	$100	$—	$430	$155,994

(A)	Segment assets consist of receivables, prepaids, inventories, property, plant and equipment, and mining properties
(B)	Balance represents cash flow amounts

	2012	2011	2010
Assets
Total assets for reportable segments	$2,974,056	$2,963,130	$3,000,389
Cash and cash equivalents	125,440	175,012	66,118
Short term investments	999	20,254	—
Other assets	120,906	106,045	91,020

Total consolidated assets	$3,221,401	$3,264,441	$3,157,527

Geographic Information

	As of December 31,
	2012	2011	2010
Long Lived Assets:
United States	$608,051	$515,096	$488,104
Australia	29,408	33,999	37,147
Chile	65	65	14
Argentina	1,705	5,213	1,882
Bolivia	240,905	230,956	234,306
Mexico	1,795,677	1,903,374	2,028,864

Total	$2,675,811	$2,688,703	$2,790,317

	Twelve months ended December 31,
	2012	2011	2010
Revenues:
United States	$243,379	$208,517	$77,951
Mexico	442,098	513,097	230,025
Bolivia	178,005	267,502	142,988
Australia	18,848	18,737	10,618
Argentina	13,162	13,347	53,875

Total	$895,492	$1,021,200	$515,457